SCHEDULE OF ESTIMATED FAIR VALUE OF THE ASSETS ACQUIRED AND LIABILITIES ASSUMED (Details) - USD ($)		12 Months Ended
	Mar. 24, 2021	Dec. 31, 2021
Business Acquisition [Line Items]
Cash		$ 10,031
Accounts receivable		265,175
Other assets		40,874
Transportation vehicles		209,585
Equipment		47,831
Right of use assets		44,388
Other receivable		622,240
Non-compete agreement		150,000
Customer relations		2,497,217
Total assets acquired at fair value		3,887,341
Notes payable		(119,218)
PPP loan payable		(622,240)
Accounts payable		(132,155)
Accrued expenses		(40,059)
Lease liabilities		(44,388)
Total liabilities assumed		(958,060)
Net asset acquired		2,929,281
Cash paid		2,133,146
Acquisition payable		46,135
Promissory notes		750,000
Total purchase consideration paid		2,929,281
Double D Trucking, Inc. [Member]
Business Acquisition [Line Items]
Cash
Accounts receivable
Other assets
Transportation vehicles		209,585
Equipment		20,000
Right of use assets		44,388
Other receivable
Non-compete agreement
Customer relations		373,449
Total assets acquired at fair value		647,422
Notes payable		(103,034)
PPP loan payable
Accounts payable
Accrued expenses
Lease liabilities		(44,388)
Total liabilities assumed		(147,422)
Net asset acquired		500,000
Cash paid		100,000
Acquisition payable
Promissory notes		400,000
Total purchase consideration paid		500,000
Cougar Express, Inc [Member]
Business Acquisition [Line Items]
Cash		10,031
Accounts receivable		265,175
Other assets		40,874
Transportation vehicles
Equipment		27,831
Right of use assets
Other receivable		622,240
Non-compete agreement		150,000
Customer relations		2,123,768
Total assets acquired at fair value		3,239,919
Notes payable		(16,184)
PPP loan payable		(622,240)
Accounts payable		(132,155)
Accrued expenses		(40,059)
Lease liabilities
Total liabilities assumed		(810,638)
Net asset acquired		2,429,281
Cash paid		2,033,146
Acquisition payable		46,135
Promissory notes		350,000
Total purchase consideration paid	$ 2,000,000	$ 2,429,281